Note 8 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Amount
2019	115,000
2020	-
2021	-
2022	-
2023 and thereafter	-
Total minimum payments	$115,000